U.S. Initial Public Offering on Nasdaq (Tables)	6 Months Ended
Jun. 30, 2022
U.S. Initial public offering on Nasdaq [Abstract]
Schedule of gross proceeds received
Fair value at Closing Date
Unaudited
Derivative warrant liability (*)	3,947
Pre-funded warrant and ADS	39,494
Total gross consideration	43,441

(*)	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.

Schedule of fair value of derivative warrant liability
Six months period ended June 30,
2022
Unaudited
Opening balance	-
Recognition of fair value of warranted issued at Effective Date	3,947
Warrants issued as result of partially exercised of over-allotment option	158
Revaluation of derivative warrant liability exercisable for ADS	(82)
Closing balance	4,023